CONSOLIDATED STATEMENTS OF EARNINGS (CAD) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues
Commodity sales	6,272	4,504	12,196	9,342
Gas distribution sales	394	328	1,285	1,095
Transportation and other services	1,181	884	2,383	1,904
Total revenues	7,847	5,716	15,864	12,341
Expenses
Commodity costs	5,973	4,302	11,705	8,963
Gas distribution costs	212	141	878	700
Operating and administrative	796	681	1,460	1,313
Depreciation and amortization	334	310	656	610
Environmental costs, net of recoveries (Note 14)	56	23	239	26
Total expenses	7,371	5,457	14,938	11,612
Total operating income	476	259	926	729
Income from equity investments	64	43	165	89
Other income/(expense)	(169)	(31)	(217)	55
Interest expense	(204)	(213)	(459)	(430)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	167	58	415	443
Income taxes recovery/(expense) (Note 12)	(41)	18	(103)	(11)
Earnings	126	76	312	432
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(41)	(45)	62	(125)
Earnings attributable to Enbridge Inc.	85	31	374	307
Preference share dividends	(43)	(23)	(82)	(38)
Earnings attributable to Enbridge Inc. common shareholders	42	8	292	269
Earnings per common share attributable to Enbridge Inc. common shareholders (Note 8) (in Canadian dollars per share)	0.05	0.01	0.37	0.35
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (Note 8) (in Canadian dollars per share)	0.05	0.01	0.36	0.35